Cover	May 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2026
Entity File Number	001-40696
Entity Registrant Name	PHP Ventures Acquisition Corp.
Entity Central Index Key	0001863460
Entity Tax Identification Number	86-3368971
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 East 53rd St.
Entity Address, Address Line Two	Suite 3001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	+1 (917)
Local Phone Number	764-4996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false